Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 30, 2017
Total revenue	$ 3,183,142	$ 939,252
Cost of revenue	2,605,694	780,409
Gross margin	577,448	158,843
Operating expenses
Product development, sales and marketing	453,364	317,568
General and administrative	4,998,506	611,403
Depreciation and amortization	35,980	61,543
Gain on sale of property and equipment	0	(50,000)
Total operating expenses	5,487,850	940,514
Loss from operations	(4,910,402)	(781,671)
Other income (expenses)
Loss of settlement of accrued liabilities	(210,422)	0
Interest expense	(2,019,953)	(114,916)
Change in fair value of derivative liabilities	9,195	48,727
Bargain purchase gain on acquisition of Photo File assets	7,296,766	0
Other income (expenses)	5,075,586	(66,189)
Net Income (loss)	165,184	(847,860)
Net income (loss) attributable to noncontrolling interests	659,159	0
Net loss attributable to Globe Photos, Inc.	$ (493,975)	$ (847,860)
Per-share data
Income (loss) per share - basic and diluted	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	325,646,169	325,441,032
License Revenue [Member]
Total revenue	$ 567,553
Image Revenue [Member]
Total revenue	$ 2,615,589